Securities - Amortized Cost and Fair Value of Securities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 41,244,361	$ 42,657,945
Gross Unrealized Gains	162	208,680
Gross Unrealized Losses	(2,438,743)	(256,898)
Fair Value	38,805,780	42,609,727
Fair Value Measurements Recurring [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value	38,805,780	42,609,727
Trust Preferred Securities [Member] | Fair Value Measurements Recurring [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	365,438
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	365,438
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	41,194,361	42,607,945
Gross Unrealized Gains	162	208,680
Gross Unrealized Losses	(2,438,743)	(256,898)
Fair Value	38,755,780	42,559,727
Debt Securities [Member] | State, County And Municipals [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,929,482	9,345,055
Gross Unrealized Gains		88,501
Gross Unrealized Losses	(913,751)	(125,929)
Fair Value	8,015,731	9,307,627
Debt Securities [Member] | Mortgage-Backed Securities GSE Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	31,899,441	30,897,452
Gross Unrealized Gains	162	114,419
Gross Unrealized Losses	(1,524,992)	(130,969)
Fair Value	30,374,611	30,880,902
Debt Securities [Member] | U S Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		2,000,000
Gross Unrealized Gains		5,760
Gross Unrealized Losses
Fair Value		2,005,760
Debt Securities [Member] | Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		365,438
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value		365,438
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	50,000	50,000
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	$ 50,000	$ 50,000